Advances for Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, Beginning balance	$ 13,007	$ 68,356
Advances paid, including capitalized expense and interest	58,150	61,857
Impairment loss		(17,163)
Transferred to vessel cost	(67,504)	(100,043)
Advances for vessels, Closing balance	$ 3,653	$ 13,007